Loans Measured at Amortized Cost - Summary of Loan Types and Customer Types of Loans to Customers other than Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 433,256,250	₩ 423,289,145
Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	100.00%	100.00%
Loans Excluding In Other Than Banks	₩ 438,698,626	₩ 427,448,178
Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	368,637,473	355,044,674
Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	30,308,709	30,719,975
Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,398,981	4,499,072
Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	507,683	908,266
Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	269,198	119,066
Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,861	285,727
Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,276,579	1,780,874
Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	20,085	18,460
Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	22,304,522	22,562,217
Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	45,449	47,376
Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,633,073	3,151,157
Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	901,609	719,079
Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	169	116
Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	784,901	1,134,483
Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,608,334	6,457,636
Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(5,442,376)	(4,159,033)
Retail
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 188,323,208	₩ 187,100,533
Retail | Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	43.24%	44.08%
Loans Excluding In Other Than Banks	₩ 189,692,289	₩ 188,437,899
Retail | Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	178,476,837	177,278,504
Retail | Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,859,698	4,667,895
Retail | Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	1
Retail | Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	70	111
Retail | Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	447,494	576,165
Retail | Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	5,908,190	5,915,223
Retail | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(1,369,081)	(1,337,366)
Corporate
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 223,518,896	₩ 214,416,861
Corporate | Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	51.67%	50.63%
Loans Excluding In Other Than Banks	₩ 226,656,366	₩ 216,400,686
Corporate | Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	190,160,636	177,766,170
Corporate | Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	25,449,011	26,052,080
Corporate | Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,398,981	4,499,072
Corporate | Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	507,683	908,266
Corporate | Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	269,198	119,066
Corporate | Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,861	285,727
Corporate | Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,276,579	1,780,874
Corporate | Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	20,085	18,459
Corporate | Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,633,073	3,151,157
Corporate | Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	901,609	719,079
Corporate | Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	99	5
Corporate | Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	337,407	558,318
Corporate | Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	700,144	542,413
Corporate | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(3,137,470)	(1,983,825)
Credit card
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 21,414,146	₩ 21,771,751
Credit card | Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	5.09%	5.29%
Loans Excluding In Other Than Banks	₩ 22,349,971	₩ 22,609,593
Credit card | Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	22,304,522	22,562,217
Credit card | Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	45,449	47,376
Credit card | Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ (935,825)	₩ (837,842)